SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current tax expense			$ (587)
Deferred tax benefit/(expense)	13,334	(325,646)	772
Income tax benefit/(expense)	$ 13,334	$ (325,646)	$ 185